Income Taxes (Tables)	3 Months Ended
Mar. 31, 2017
Income Tax Disclosure [Abstract]
Schedule Of Components Of Income Tax Expense Benefit

The reconciliation of the provision (benefit) for income tax expense for the years ended December 31, 2016 and 2015 with the expected income tax was as follows:

	2016	2015

Current Tax Provision:

Federal income tax (benefit) at statutory rate (15%)	$305,739	$(17,646)
State tax (benefit) at rate of 5%	101,913	(5,882)
Pre-merger pass-through income of Alpine Industries, LLC	(107,400)	—
Derivatives (net)	(343,701)	---
Change in valuation allowance	43,449	23,528

Total current tax provision	$—	$—

Schedule Of Deferred Tax Assets And Liabilities

The Company had deferred income tax assets as of December 31, 2016 and 2015, as follows:

	2016	2015

Net operating loss carryforwards	$981,566	$938,117
Less - Valuation allowance	(981,566)	(938,117)

Total net deferred tax assets	$—	$—